Commitments and contingencies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Apr. 01, 2019 EUR (€)	Mar. 31, 2019 USD ($)	Feb. 12, 2019 EUR (€)
Disclosure Of Contingent Liabilities Line Items
FCPA related charge	€ 231,700,000	€ 77,200,000	€ 223,980,000	€ 77,200,000
Litigation settlement amount | $						$ 250,000,000
Litigation settlement insurance recovery | $						220,000,000
Net litigation settlement expense recorded	60,000,000
Acid Concentrate Products - Personal Injury
Disclosure Of Contingent Liabilities Line Items
Litigation settlement amount					€ 15,700,000
Acid Concentrate Products - Deceptive Practices
Disclosure Of Contingent Liabilities Line Items
Litigation settlement amount							€ 10,300,000
Subpoena from the United States Attorney for the Northern District of Texas
Disclosure Of Contingent Liabilities Line Items
Litigation settlement amount | $						63,700,000
Hawaii Medicaid False Claims
Disclosure Of Contingent Liabilities Line Items
Litigation settlement amount | $						$ 8,000,000
Levine False Claims Act [Member]
Disclosure Of Contingent Liabilities Line Items
Litigation settlement amount	€ 18,400,000